Organization and Nature of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization and Nature of Business and Basis of Presentation
1. Organization
Description of Business
Inmagene Biopharmaceuticals (collectively, with its consolidated subsidiaries, the “Company”) is a clinical stage biopharmaceutical company focused on developing innovative and differentiated therapies for immunological and inflammatory diseases. The Company’s lead asset
IMG-007,
a
non-depleting
anti-OX40 monoclonal antibody, is in two global Phase 2a clinical trials in atopic dermatitis and alopecia areata. The Company was incorporated in the Cayman Islands in 2019 and is headquartered in San Diego, California.
Liquidity and Going Concern
The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.
The Company has incurred recurring losses and negative cash flows from operations since its inception. For the three and six months ended June 30, 2025, the Company incurred a net loss of $7.6 million and $13.7 million, respectively. For the six months ended June 30, 2025 the Company has used $19.1 million of cash in operating activities. As of June 30, 2025, the Company had an accumulated deficit of $197.5 million and cash and cash equivalents of $6.0 million.
Since inception, the Company has devoted substantially all of its resources to advancing the development of its portfolio of programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and regulatory approvals for commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. If the Company obtains regulatory approval for its product candidate or any future product candidates and starts to generate revenue, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing, and distribution.
As a result, the Company will need substantial additional funding to support its operating activities as it advances its potential product candidate or any future product candidates through development, seeks regulatory approval and prepares for and, if its product candidate or any future product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings, government or private party grants, debt financings and license and collaboration agreements. Adequate funding may not be available to the Company on acceptable terms, or at all. Management expects that existing cash and cash equivalents are not sufficient to fund its current operating plan for at least the next 12 months from the date these condensed consolidated financial statements are available to be issued.
If the Company is unable to obtain additional funding, the Company will assess its capital resources and may be required to delay, reduce the scope of, or eliminate some or all of its planned operations, which may have a material adverse effect on the Company’s business, financial condition, results of operations, and ability to operate as a going concern. The financial statements do not include any adjustments that may result if the Company is not able to continue as a going concern.
On December 23, 2024, Ikena Oncology, Inc. (“Ikena”), and the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Insight Merger Sub I, a wholly owned subsidiary of Ikena merged with and into the Company, with the Company continuing as a wholly owned subsidiary of Ikena and the surviving corporation of the merger (the “First Merger”). Immediately following the effective time of the First Merger (the “first effective time”) and as part of the same overall transaction, the Company merged with and into Insight Merger Sub II, a wholly-owned subsidiary of Ikena (“Merger Sub II”) (the “Second Merger” and, together with the First Merger, the “Merger”), with Merger Sub II being the surviving entity of the Second Merger. In connection with the Merger, Merger Sub II changed its corporate name to “Imagene Biopharmaceuticals” and Ikena changed its name to “ImageneBio, Inc.” Ikena, following the Merger, is referred to herein as the “Combined Company.” On July 25, 2025, the Merger between Ikena and Inmagene was completed and Ikena changed its name to ImageneBio, Inc.
Concurrent with the execution of the Merger Agreement, Ikena entered into subscription agreements (the “Subscription Agreements”) with certain investors to which Ikena agreed to issue and sell to such investors shares of Ikena’s common stock for gross proceeds of $75.0 million (the “Ikena concurrent financing”), which immediately followed the closing of the Second Merger. Ikena immediately contributed the proceeds from the Ikena concurrent financing to Merger Sub II (which the Company was merged into) as a capital contribution to fund the development of
IMG-007
and for working capital and general corporate purposes.
Concurrent with the execution of the Merger Agreement, the Company and Ikena entered into a Loan and Security Agreement (the “Loan Agreement”), pursuant to which Ikena has agreed to loan the Company up to $22.5 million in term loans of at least $7.5 million (collectively, the “Term Loan Advances”), with the first Term Loan Advance occurring within three days of the execution of the Loan Agreement. The Term Loan Advances shall bear interest, on the outstanding daily balance thereof, at a rate of 6.0% per annum, and may be prepaid at any time without a premium or a penalty. The Term Loan Advances are secured by all assets held or owned by Inmagene Biopharmaceuticals in respect of the anti-OX40 monoclonal antibody asset,
IMG-007.
Upon consummation of the Merger, all obligations (as defined in the Loan Agreement) were automatically forgiven, and the Loan Agreement was terminated. The Term Loan Advances, including interest accrued therewith, was added to Ikena’s net cash for purposes of the Merger Agreement, including the calculation of the Exchange Ratio (as defined in the Merger Agreement) and the closing conditions.
Immediately prior to the first effective time, Ikena, the Company and the designated rights agent entered into a Contingent Value Rights Agreement (the “Inmagene CVR Agreement”), pursuant to which Company shareholders of record as of the close of business on the last business day prior to the day on which the first effective time occurred received one contingent value right (each, an “Inmagene CVR”) for each outstanding Company share held by such shareholder on such date. Pursuant to the Inmagene CVR Agreement, each Inmagene CVR holder will be entitled to certain rights to receive (i) 100% of the net proceeds, if any, received by Ikena as a result of contingent payments (“Inmagene CVR Payments”) made to Ikena, such as milestone, royalty or earnout payments, received under any disposition agreements related to the programs and projects controlled by the Company any time prior to the closing date of the Merger (other than its anti-OX40 monoclonal antibody asset,
IMG-007),
as may be further developed by or on behalf of Ikena after the closing of the Merger (the “Inmagene CVR Asset”), which is entered into prior to the closing of the Merger and (ii) 90% of the net proceeds received by Ikena as a result of Inmagene CVR Payments received under any disposition agreements related to the Inmagene CVR Assets entered into after the closing date of the Merger and prior to the first anniversary of the closing of the Merger. Such proceeds are subject to certain permitted deductions, including for applicable tax payments, certain expenses incurred by Ikena or its affiliates, and losses incurred or reasonably expected to be incurred by Ikena or its affiliates due to a third-party proceeding in connection with a disposition.
Based upon Management’s expectation of continuing operating losses for the foreseeable future, the Company has concluded there is substantial doubt about its ability to continue as a going concern as of June 30, 2025.

1. Organization
Description of Business
Inmagene Biopharmaceuticals (collectively, with its consolidated subsidiaries, the “Company”) is a clinical stage biopharmaceutical company focused on developing innovative and differentiated therapies for immunological and inflammatory diseases. The Company’s lead asset
IMG-007,
a
non-depleting
anti-OX40 monoclonal antibody, is in two global Phase 2a clinical trials in atopic dermatitis and alopecia areata. The Company was incorporated in the Cayman Islands in 2019 and is headquartered in San Diego, California.
Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.
The Company has incurred recurring losses and negative cash flows from operations since its inception. For the year ended December 31, 2024, the Company incurred a net loss of $36.6 million and used $21.3 million of cash in operating activities. As of December 31, 2024, the Company had an accumulated deficit of $179.9 million and cash and cash equivalents of $12.1 million.
Since inception, the Company has devoted substantially all of its resources to advancing the development of its portfolio of programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and regulatory approvals for commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. If the Company obtains regulatory approval for its product candidate or any future product candidates and starts to generate revenue, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing, and distribution.
As a result, the Company will need substantial additional funding to support its operating activities as it advances its potential product candidate or any future product candidates through development, seeks regulatory approval and prepares for and, if its product candidate or any future product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings, government or private party grants, debt financings and license and collaboration agreements. Adequate funding may not be available to the Company on acceptable terms, or at all. Management expects that existing cash and cash equivalents are not sufficient to fund its current operating plan for at least the next 12 months from the date these consolidated financial statements are available to be issued.
If the Company is unable to obtain additional funding, the Company will assess its capital resources and may be required to delay, reduce the scope of, or eliminate some or all of its planned operations, which may have a material adverse effect on the Company’s business, financial condition, results of operations, and ability to operate as a going concern. The financial statements do not include any adjustments that may result if the Company is not able to continue as a going concern.
On December 23, 2024, Ikena Oncology, Inc. (“Ikena”), and the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Cayman Merger Sub I, a wholly owned subsidiary of Ikena will merge with and into the Company, with the Company continuing as a wholly owned subsidiary of Ikena and the surviving corporation of the merger (the “First Merger”). Immediately following the effective time of the First Merger (the “first effective time”) and as part of the same overall transaction, the Company will merge with Cayman Merger Sub II, a wholly-owned subsidiary of Ikena (“Merger Sub II”) and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Merger”), with Merger Sub II being the surviving entity of the Second Merger. In connection with the Merger, Merger Sub II will change its corporate name to “Imagene Biopharmaceuticals” and Ikena will change its name to “ImageneBio, Inc.” Ikena, following the Merger, is referred to herein as the “Combined Company.” The Combined Company will be led by the Company’s management team and will remain focused on developing
IMG-007,
a
non-depleting
anti-OX40 monoclonal antibody, for the treatment of atopic dermatitis.
Concurrent with the execution of the Merger Agreement, Ikena entered into subscription agreements with certain investors to which Ikena agreed to issue and sell to such investors shares of Ikena’s common stock for gross proceeds of $75.0 million (the “Subscription Agreements”), which will immediately follow the closing of the Second Merger. Ikena will immediately contribute the proceeds from the Ikena concurrent financing to Merger Sub II (which Inmagene will be merged into) as a capital contribution to fund the development of
IMG-007
and for working capital and general corporate purposes.
Concurrent with the execution of the Merger Agreement, the Company and Ikena entered into a Loan and Security Agreement (the “Loan Agreement”), pursuant to which Ikena has agreed to loan the Company up to $22.5 million in term loans of at least $7.5 million (collectively, the “Term Loan Advances”), with the first Term Loan Advance occurring within three days of the execution of the Loan Agreement. The Term Loan Advances shall bear interest, on the outstanding daily balance thereof, at a rate of 6.0% per annum, and may be prepaid at any time without premium or penalty. The Term Loan Advances shall be secured by all assets held or owned by Inmagene Biopharmaceuticals in respect of anti-OX40 monoclonal antibody asset,
IMG-007.
If the Merger Agreement is terminated, the Term Loan Advances shall mature and the Loan Agreement shall terminate on the date that is six months following the termination of the Merger Agreement. Upon consummation of the Merger, all obligations (as defined in the Loan Agreement) shall be automatically forgiven and the Loan Agreement shall terminate. Any Term Loan Advances, including any interest accrued therewith, shall be added to Ikena’s net cash for purposes of the Merger Agreement, including the calculation of the Exchange Ratio and the closing conditions.
Immediately prior to the first effective time, Ikena, Inmagene and the designated rights agent are expected to enter into a Contingent Value Rights Agreement (the “Inmagene CVR Agreement”), pursuant to which Inmagene shareholders of record as of the close of business on the last business day prior to the day on which the first effective time occurs will receive one contingent value right (each, an “Inmagene CVR”) for each outstanding Inmagene share held by such shareholder on such date. Pursuant to the Inmagene CVR Agreement, each Inmagene CVR holder will be entitled to certain rights to receive (i) 100% of the net proceeds, if any, received by Ikena as a result of contingent payments (“Inmagene CVR Payments”) made to Ikena under any disposition agreement related to the programs and projects controlled by Inmagene any time prior to the closing date of the Merger (other than its anti-OX40 monoclonal antibody asset,
IMG-007)
(the “Inmagene CVR Asset”) which is entered into prior to the closing of the Merger and (ii) 90% of the net proceeds, if any, received by Ikena as a result of Inmagene CVR Payments received under any disposition agreements related to the Inmagene CVR Assets entered into after the closing date of the Merger and prior to the first anniversary of the closing of the Merger. Such proceeds are subject to certain permitted deductions, including for applicable tax payments, certain expenses incurred by Ikena or its affiliates, and losses incurred or reasonably expected to be incurred by Ikena or its affiliates due to a third-party proceeding in connection with a disposition.
These agreements (other than the Loan Agreement) are subject to the satisfaction of certain conditions, and there are no assurances that such conditions will be achieved nor that such financing or other strategic transactions will be available on acceptable terms, or at all. Based on management’s expectation of continuing operating losses for the foreseeable future, as of March 18, 2025, the date the Company’s financial statements are available to be issued, the Company has concluded there is substantial doubt about its ability to continue as a going concern
.

IKENA ONCOLOGY INC
Organization and Nature of Business and Basis of Presentation
1. Nature of Business and Basis of
Presentation
Ikena Oncology, Inc. (the “Company”) has historically been a clinical stage targeted oncology company, focused on developing differentiated therapies for patients in need that target nodes of cancer growth, spread, and therapeutic resistance. In May 2024, after a review of the Company’s business, programs, resources and capabilities, including anticipated costs and timelines, the Company announced the decision to conduct a comprehensive review of strategic alternatives. As part of the strategic review process, the Company explored potential strategic alternatives that included, without limitation, an acquisition, merger, business combination or other transactions, as well as strategic transactions related to its product candidates and related assets.
On December 23, 2024, following a comprehensive review of strategic alternatives, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Insight Merger Sub I (“Merger Sub I”) and Insight Merger Sub II (“Merger Sub II”), its direct, wholly owned subsidiaries and Inmagene Biopharmaceuticals (“Inmagene”), pursuant to which among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Inmagene, with Inmagene surviving as a direct, wholly owned subsidiary of the Company (the “Surviving Entity,” and such transaction, the “First Merger”) and immediately after the First Merger, the Surviving Entity will merge with and into Merger Sub II with Merger Sub II surviving as a direct, wholly owned subsidiary of the Company (such transaction, the “Second Merger,” and together with the First Merger, the “Merger”). Immediately prior to the effective time of the First Merger, the Company is expected to enter into a Contingent Value Rights Agreement with a rights agent pursuant to which the Company’s pre-Merger
common stockholders will receive one contingent value right (each, a “CVR”) for each outstanding share of common stock held by such stockholder on such date. The Merger was unanimously approved by the board of directors of the Company, and the board of directors resolved to recommend approval of the Merger Agreement to the stockholders of the Company. The closing was subject to approval by the stockholders and Inmagene’s stockholders, as well as other customary closing conditions. If the Merger is completed, the business of Inmagene will continue as the business of the combined company. Concurrently with the execution of the Merger Agreement, the Company also agreed to lend to Inmagene up to $22.5 million, of which $7.5 million was funded in December 2024 and an additional $15.0 million was funded in the three months ended June 30, 2025.
On July 15, 2025, at the annual meeting of the Company’s stockholders, the Company’s stockholders approved the Merger and related proposals. The Closing is subject to customary closing conditions, including approval of the combined company’s application for listing on The Nasdaq Capital Market (see Note 12).
The Company has continued to divest and explore strategic alternatives related to data, technology and other intellectual property rights related to the Company’s historical business.
The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger or any other strategic transaction will be successfully consummated. If the strategic process is unsuccessful, the board of directors may decide to pursue a dissolution and liquidation.
The accompanying condensed consolidated financial statements and footnotes to the financial statements have been prepared on the same basis as the most recently audited annual financial statements and, in the opinion of management, reflect all normal recurring adjustments necessary for the fair presentation of the Company’s financial position for the reported periods. The results of operations for any interim periods are not necessarily indicative of results to be expected for the year ending December 31, 2025, any other interim periods, or any future year or period. These condensed consolidated financial statements should be read in conjunction with, the Company’s audited consolidated financial statements for the year ended December 31, 2024, which were included in its Annual Report on Form
10-K
that was filed with the Securities and Exchange Commission (“SEC”) on March 6, 2025.

The Company’s condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards
Codification
(“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Ikena Oncology, Inc. (the “Company”) is a clinical stage targeted oncology company, focused on developing differentiated therapies for patients in need that target nodes of cancer growth, spread, and therapeutic resistance. The Company’s approach has been to target both cancer-driving targets and mechanisms of resistance to other therapies.
In August 2023, the Company acquired Pionyr Immunotherapeutics, Inc., a Delaware corporation (“Pionyr”) in accordance with the terms of the Agreement and Plan of Merger (the “Pionyr Merger Agreement”). Under the terms of the Pionyr Merger Agreement, at the closing of the acquisition, the Company acquired all of Pionyr’s assets (the “Acquisition”).
In May 2024, after a review of the Company’s business, programs, resources and capabilities, including anticipated costs and timelines, the Company announced the decision to conduct a comprehensive review of strategic alternatives. As part of the strategic review process, the Company explored potential strategic alternatives that included, without limitation, an acquisition, merger, business combination or other transactions, as well as strategic transactions related to its product candidates and related assets. The Company also sold certain intellectual property rights related to its preclinical AHR agonist in November 2024 (see Note 17). The Company has continued to divest and explore strategic alternatives related to data, technology and other intellectual property rights related to the Company’s historical business that were not in active development and which the Company does not consider material.
On December 23, 2024, following a comprehensive review of strategic alternatives, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Insight Merger Sub I (“Merger Sub I”) and Insight Merger Sub II (“Merger Sub II”), its direct, wholly owned subsidiaries and Inmagene Biopharmaceuticals (“Inmagene”), pursuant to which among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Inmagene, with Inmagene surviving as a direct, wholly owned subsidiary of the Company (the “Surviving Entity,” and such transaction, the “First Merger”) and immediately after the First Merger, the Surviving Entity will merge with and into Merger Sub II with Merger Sub II surviving as a direct, wholly owned subsidiary of the Company (such transaction, the “Second Merger,” and together with the First Merger, the “Merger”). Immediately prior to the effective time of the First Merger, the Company is expected to enter into a Contingent Value Rights Agreement with a rights agent pursuant to which the Company’s pre-Merger
common stockholders will receive one contingent value right (each, a “CVR”) for each outstanding share of common stock held by such stockholder on such date. The Merger was unanimously approved by the board of directors of the Company, and the board of directors resolved to recommend approval of the Merger Agreement to the stockholders of the Company. The closing is subject to approval by the stockholders and Inmagene’s stockholders, as well as other customary closing conditions. If the Merger is completed, the business of Inmagene will continue as the business of the combined company.
Concurrently with the execution of the Merger Agreement, the Company also agreed to lend to Inmagene up to $22.5 million, of which $7.5 million was funded in December 2024 (see Note 14).
The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger or any other strategic transaction will be successfully consummated. If the strategic review process is unsuccessful, the board of directors may decide to pursue a dissolution and liquidation. In addition, if the Company were to continue development efforts, the Company would be subject to a number of risks similar to other early-stage life science companies, including, but not limited to, successful development of its product candidates, raising additional capital with favorable terms, protection of proprietary technology and market acceptance of any approved future products. The successful development of product candidates requires substantial working capital, which may not be available to the Company on favorable terms or at all.

The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. Since inception, the Company has incurred operating losses, including a net loss of $49.2 million for the year ended December 31, 2024. As of December 31, 2024, the Company had an accumulated deficit of $331.6 million. As of the issuance date of these consolidated financial statements, the Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses, notes to Inmagene and capital expenditure requirements for at least the next 12 months from the issuance date of the consolidated financial statements.
The Company expects to continue to incur costs and expenditures in connection with the Merger. There can be no assurance, however, that the Company will be able to successfully consummate any particular strategic transaction, including the Merger. The process of continuing to evaluate strategic alternatives and pursuing the Merger may be very costly, time-consuming and complex, and the Company has incurred, and may in the future incur, significant costs related to these processes, such as legal, accounting and advisory fees and expenses and other related charges. Should the Company continue to progress the development of product candidates, it will need to obtain substantial additional funding in connection with continuing operations, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development. If the Company is unable to raise capital when needed, or on attractive terms, it could be forced to delay, reduce or eliminate its research or drug development programs or any future commercialization efforts. There is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).